SHARE INCENTIVE PLAN - Summary of share options (Details) - Adlai Share Incentive Plan $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Number of awards
Options outstanding, Beginning Balance | shares	9,510,102	7,635,444
Options granted | shares	499,114	1,957,208
Options forfeited/cancelled | shares	50,116	82,550
Options outstanding, Ending balance | shares	9,959,100	9,510,102	7,635,444
Vested but not exercisable | shares	5,400,955	4,980,069
Weighted Average Exercise Price
Beginning balance ($ per share)	$ 1.82	$ 1.72
Options granted ($ per share)	2.20	2.20
Options forfeited/cancelled ($ per share)	2.30	2.11
Ending balance ($ per share)	1.83	1.82	$ 1.72
Vested but not exercisable ($ per share)	1.75	1.59
Weighted Average Grant Fair Value
Beginning balance ($ per share)	1.79	1.36
Options granted ($ per share)	4.47	3.56
Options forfeited/cancelled ($ per share)	5.36	2.68
Ending balance ($ per share)	1.91	1.79	$ 1.36
Vested but not exercisable ($ per share)	$ 1.69	$ 1.15
Weighted Average Remaining Contractual Life
Weighted average remaining contractual life of outstanding share options (in years)	7 years 5 months 8 days	8 years 4 months 2 days	9 years 1 month 9 days
Options granted (in years)	9 years 5 months 26 days	9 years 3 months 3 days
Options forfeited/cancelled (in years)	9 years 6 months 3 days	8 years 9 months 14 days
Vested but not exercisable (in years)	7 years 3 months 10 days	8 years
Aggregate intrinsic value
Options outstanding (in Dollars) | $	$ 11,596	$ 41,218	$ 26,950